Annual Operating Expenses - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth and Income Portfolio	Apr. 29, 2023
VIP Growth and Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.52%
VIP Growth and Income Portfolio - Service Class
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	0.62%
VIP Growth and Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.77%